Share Based Compensation - Share Unit Plans (Details) shares in Thousands, EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025 EquityInstruments shares	Dec. 31, 2024 EquityInstruments shares
Performance Share Units (PSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	1,896	2,314
Granted	1,040	616
Redeemed for cash	(1,217)	(824)
Forfeited/expired | shares	(48)	(210)
Outstanding, end of year	1,671	1,896
Performance Share Units (PSUs) | Minimum
Share Based Compensation
Percentage of share price receivable at the time of vesting	0.00%
Performance Share Units (PSUs) | Maximum
Share Based Compensation
Percentage of share price receivable at the time of vesting	200.00%
Restricted Stock Units (RSUs)
Share Based Compensation
Vesting period	3 years
Summary of activity of share unit plans:
Outstanding, beginning of year	19,469	26,530
Granted	5,038	6,379
Redeemed for cash	(7,877)	(12,570)
Forfeited/expired | shares	(84)	(870)
Outstanding, end of year	16,546	19,469
Deferred Share Units (DSUs)
Summary of activity of share unit plans:
Outstanding, beginning of year	889	1,169
Granted	136	138
Redeemed for cash	(211)	(418)
Outstanding, end of year	814	889
Deferred Share Units (DSUs) | Director | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Director | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche One
Share Based Compensation
Percentage of awards elected to be paid in cash	25.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Two
Share Based Compensation
Percentage of awards elected to be paid in cash	50.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Three
Share Based Compensation
Percentage of awards elected to be paid in cash	75.00%
Deferred Share Units (DSUs) | Executive Officer | Election Tranche Four
Share Based Compensation
Percentage of awards elected to be paid in cash	100.00%